Contingencies and Commitments - Guarantees Granted - Banchile Administradora General de Fondos S.A (Details) - Banchile Administradora General de Fondos S.A - CLF ( )	Dec. 31, 2017	Dec. 31, 2016
Contingencies and Commitments
Policy for guaranteed amount for Real State Funds	382,900
Mutual fund guarantees	0	0
Bank guarantee maturing on January 10, 2017
Contingencies and Commitments
Bank guarantees issued		2,642,000
Bank guarantee maturing on January 10, 2018
Contingencies and Commitments
Bank guarantees issued	2,588,500
Bank guarantee for benefit of investors in portfolio management	372,200